Long-Term Debt	6 Months Ended
Jun. 30, 2023
Long-Term Debt
Long-Term Debt

13) Long-Term Debt

As of June 30, 2023 and December 31, 2022, the Partnership had the following debt amounts outstanding:

		June 30,	December 31,
(U.S. Dollars in thousands)	Vessel	2023	2022
$345 million loan facility	Anna Knutsen, Tordis Knutsen, Vigdis Knutsen, Brasil Knutsen, Lena Knutsen	$301,083	$313,630
$320 million loan facility	Windsor Knutsen, Bodil Knutsen, Carmen Knutsen, Fortaleza Knutsen, Recife Knutsen, Ingrid Knutsen	—	192,021
$240 million loan facility	Windsor Knutsen, Bodil Knutsen, Carmen Knutsen, Fortaleza Knutsen, Recife Knutsen, Ingrid Knutsen	240,000	—
$55 million revolving credit facility with DNB		—	55,000
Hilda loan facility	Hilda Knutsen	63,077	66,154
$172.5 million loan facility	Dan Cisne, Dan Sabia	24,289	31,739
Tove loan facility	Tove Knutsen	75,332	77,516
Synnøve loan facility	Synnøve Knutsen	82,923	85,292
$25 million revolving credit facility with NTT		25,000	25,000
$25 million revolving credit facility with Shinsei		20,000	25,000
Raquel Sale & Leaseback	Raquel Knutsen	81,716	84,247
Torill Sale & Leaseback	Torill Knutsen	103,149	107,048
Total long-term debt		$1,016,569	$1,062,647
Less: current installments		190,535	371,906
Less: unamortized deferred loan issuance costs		2,218	2,119
Current portion of long-term debt		188,317	369,787
Amounts due after one year		826,034	690,741
Less: unamortized deferred loan issuance costs		5,151	4,140
Long-term debt, less current installments, and unamortized deferred loan issuance costs		$820,883	$686,601

The Partnership’s outstanding debt of $1,016.6 million as of June 30, 2023 is repayable as follows:

(U.S. Dollars in thousands)	Sale & Leaseback	Period repayment	Balloon repayment	Total
2023 (excluding the six months ended June 30, 2023)	$6,731	$45,363	$26,470	$78,564
2024	13,804	76,651	63,393	153,848
2025	14,399	68,581	161,583	244,563
2026	15,060	51,596	219,521	286,177
2027	15,751	26,481	—	42,232
2028 and thereafter	119,120	13,241	78,824	211,185
Total	$184,865	$281,913	$549,791	$1,016,569

As of June 30, 2023, the interest rates on the Partnership’s loan agreements were LIBOR or SOFR plus a fixed margin ranging from 1.75% to 2.40%. The average margin paid on the Partnership’s outstanding debt during the second quarter of 2023 was approximately 2.29% over LIBOR or SOFR, as applicable.

$240 Million Loan Facility

On June 2, 2023, the Partnership’s subsidiaries which own the Windsor Knutsen, the Bodil Knutsen, the Fortaleza Knutsen, the Recife Knutsen, the Carmen Knutsen and the Ingrid Knutsen entered into a new five-year $240 million senior secured term loan facility with DNB (the “$240 Million Loan Facility”). The new facility, like the previous facility which was scheduled to mature in September 2023, is secured by the Windsor Knutsen, the Bodil Knutsen, the Fortaleza Knutsen, the Recife Knutsen, the Carmen Knutsen and the Ingrid Knutsen (the “FacilityVessels”). The $240 Million Loan Facility consists of a term loan that bears interest at a rate per annum equal to SOFR plus a margin of 2.4% and is repayable in 20 consecutive quarterly installments, with a final payment at maturity in May 2028 of $85.4 million, which amount includes the balloon payment and last quarterly installment. The loan is guaranteed by the Partnership and secured by mortgages on the six FacilityVessels. The FacilityVessels, assignments of earnings, charterparty contracts and insurance proceeds are pledged as collateral for the $240 Million Loan Facility.

The $240 Million Loan Facility contains the following financial covenants:

●	Each borrower shall at all times maintain Liquidity equal to or greater than $500,000;
●	Positive working capital of the Partnership;
●	Minimum liquidity of the Partnership of $15 million plus increments of $1.5 million for each owned vessel with less than 12 months remaining tenor on its employment contract up to 8 vessels and $1 million for each owned vessel with less than 12 months remaining tenor on its employment contract up to 12 additional vessels in excess of 8 vessels (of which a minimum of $10 million must be cash);
●	Minimum book equity ratio for the Partnership of 30%; and
●	Minimum EBITDA to interest ratio for the Partnership of 2.50.

The $240 Million Loan Facility also identifies various events that may trigger mandatory reduction, prepayment and cancellation of the facility, including if the aggregate market value of the vessels is less than 130% of the outstanding balance under the $240 Million Loan Facility (or less than 166% after June 2, 2027), upon a total loss or sale of a vessel and customary events of default. The borrowers and the guarantors are in compliance with all covenants under this facility.